Business Acquisitions - Purchase Price Allocations for Business Acquisitions (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Dec. 28, 2013
Business Combinations [Abstract]
Accounts receivable	$ 17,180	$ 6,724	$ 3,894
Inventories	6,922	7,022	3,638
Other current assets	474	702
Property and equipment	21,403	7,200	125
Goodwill	24,472	40,242
Other intangible assets	48,600	21,200	8,348
Accounts payable	(12,484)	(3,290)	(2,120)
Accrued expenses and other current liabilities	(8,397)	(1,554)	(130)
Long-term debt	(2,514)
Deferred income taxes		(8,765)
Cash paid for acquisitions	$ 95,656	$ 69,481	$ 13,755